NON-FINANCIAL ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-financial Assets And Liabilities
Deferred tax asset		$ 36
Deferred tax liability	(297)	(112)
Deferred tax liability	$ (297)	$ (76)